Investment Objectives and Goals	Oct. 31, 2025
Innovator Premium Income 20 Barrier ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 20 Barrier ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from January 1, 2026 to December 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 7.10% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Innovator Premium Income 30 Barrier ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 30 Barrier ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from January 1, 2026 to December 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 5.82% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Innovator Premium Income 15 Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from January 1, 2026 to December 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 5.67% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Innovator Premium Income 20 Barrier ETF -- April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 20 Barrier ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from April 1, 2025 to March 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 7.41% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Innovator Premium Income 30 Barrier ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 30 Barrier ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from April 1, 2025 to March 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 6.09% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Innovator Premium Income 15 Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from April 1, 2025 to March 31, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 6.16% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 20 Barrier ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from July 1, 2025 to June 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 7.24% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Innovator Premium Income 30 Barrier ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 30 Barrier ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from July 1, 2025 to June 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 6.08% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Innovator Premium Income 15 Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from July 1, 2025 to June 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 6.01% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Innovator Premium Income 20 Barrier ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 20 Barrier ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from October 1, 2025 to September 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 7.29% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Innovator Premium Income 30 Barrier ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 30 Barrier ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from October 1, 2025 to September 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 6.11% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Innovator Premium Income 15 Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Premium Income 15 Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors, over the period from October 1, 2025 to September 30, 2026, with an investment that provides a high level of income through a Defined Distribution Rate of 5.97% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.